Basis of Presentation and Summary of Significant Accounting Policies (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Basis of Presentation and Summary of Significant Accounting Policies
Cash	$ 15,000	$ 618,000
Working capital	7,600,000	3,600,000
Working capital loans	$ 0	$ 0
Maturity term of U.S. government securities	185 days	185 days
Unrecognized tax benefits	$ 0	$ 0
Unrecognized tax benefits accrued for interest and penalties	0	0
Federal depository insurance coverage (in Dollars)		250,000
Sponsor
Basis of Presentation and Summary of Significant Accounting Policies
Working capital loans	25,000	25,000
Loan amount from sponsor	176,000	176,000
Aggregate expenses	$ 2,000,000	$ 2,000,000
Private Placement Warrants | Sponsor
Basis of Presentation and Summary of Significant Accounting Policies
Number of shares in to which warrants converted	1,500,000
Proceeds from issuance of warrants	$ 1,500,000
Class A ordinary shares
Basis of Presentation and Summary of Significant Accounting Policies
Diluted net income (loss) per ordinary shares	15,750,000	15,750,000
Common stock subject to possible redemption		17,500,000	17,500,000
Class A ordinary shares subject to possible redemption
Basis of Presentation and Summary of Significant Accounting Policies
Shares subject to possible redemption	17,500,000	17,500,000	17,500,000